WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Sustainable Developing World Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX

WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Sustainable International Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX

WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM International Long-Term Growth Fund Investor Class Shares – WILGX Institutional Class Shares – WCMTX

WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated January 19, 2022,

to the Prospectus dated September 1, 2021, as amended.

Effective immediately, the third paragraph under the heading entitled “Fund Expenses” on page 110 of the Prospectus is deleted in its entirety and is replaced with the following:

This agreement is effective until August 31, 2022 with respect to the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund and WCM International Small Cap Growth Fund, and August 31, 2031 with respect to the WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM China Quality Growth Fund, WCM Sustainable Developing World Fund, WCM Sustainable International Fund, WCM Focused International Value Fund, WCM International Long-Term Growth Fund, and WCM Focused International Opportunities Fund and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

Please retain this Supplement with your records.